Borrowings (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Schedule of Borrowings

The following table displays our borrowings and a ranking of priority:

	Priority Rank	June 30, 2022	December 31, 2021
Borrowing Source
Purchase and sale agreements and other secured borrowings	1	$22,051	$19,165
Secured lines of credit from affiliates	2	344	859
Unsecured line of credit (senior)	3	1,250	1,250
Other unsecured debt (senior subordinated)	4	1,094	1,053
Unsecured Notes through our public offering, gross	5	20,349	20,636
Other unsecured debt (subordinated)	5	3,545	4,693
Other unsecured debt (junior subordinated)	6	447	447

Total		$49,080	$48,103

The following table displays our borrowings and a ranking of priority:

	Priority Rank	December 31, 2021	December 31, 2020
Borrowing Source
Purchase and sale agreements and other secured borrowings	1	$19,165	$22,968
Secured line of credit from affiliates	2	859	-
Unsecured line of credit (senior)	3	1,250	500
EIDL advance	3	-	10
Other unsecured debt (senior subordinated)	4	1,053	1,800
Unsecured Notes through our public offering, gross	5	20,636	21,482
Other unsecured debt (subordinated)	5	4,693	2,747
Other unsecured debt (junior subordinated)	6	447	864

Total		$48,103	$50,371

Schedule of Maturity of Debt

The following table shows the maturity of outstanding debt as of June 30, 2022:

Year Maturing	Total Amount Maturing	Public Offering	Other Unsecured	Secured Borrowings
2022	$25,564	$3,269	$703	$21,592
2023	7,433	5,098	2,264	71
2024	8,822	6,108	2,587	127
2025	5,588	5,117	398	73
2026 and thereafter	1,673	757	384	532
Total	$49,080	$20,349	$6,336	$22,395

The following table shows the maturity of outstanding debt as of December 31, 2021:

Year Maturing	Total Amount Maturing	Public Offering	Other Unsecured	Secured Borrowings
2022	$28,238	$7,074	$1,945	$19,219
2023	5,060	3,475	1,514	71
2024	8,716	5,002	3,587	127
2025	5,565	5,085	398	82
2026 and thereafter	524	-	-	524
Total	$48,103	$20,636	$7,444	$20,023

Schedule of Secured Borrowings

Borrowings secured by loan assets are summarized below:

	June 30, 2022		December 31, 2021
	Book Value of Loans which Served as Collateral	Due from Shepherd’s Finance to Loan Purchaser or Lender	Book Value of Loans which Served as Collateral	Due from Shepherd’s Finance to Loan Purchaser or Lender
Loan Purchaser
Builder Finance	$6,771	$4,905	$4,847	$2,969
S.K. Funding	10,873	6,300	8,084	5,500

Lender
Shuman	527	125	566	125
Jeff Eppinger	3,586	1,500	3,328	1,500
R. Scott Summers	1,606	847	1,475	847
John C. Solomon	993	563	1,139	563
Judith Y. Swanson	11,009	7,000	9,803	6,841

Total	$35,365	$21,240	$29,242	$18,345

Borrowings secured by loan assets are summarized below:

	December 31, 2021		December 31, 2020
	Book Value of Loans which Served as Collateral	Due from Shepherd’s Finance to Loan Purchaser or Lender	Book Value of Loans which Served as Collateral	Due from Shepherd’s Finance to Loan Purchaser or Lender
Loan Purchaser
Builder Finance	$4,847	$2,969	$7,981	$5,919
S.K. Funding	8,084	5,500	4,551	3,898

Lender
Shuman	566	125	1,916	1,325
Jeff Eppinger	3,328	1,500	2,206	1,500
Hardy Enterprises, Inc.	-	-	1,590	1,000
Gary Zentner	-	-	424	250
R. Scott Summers	1,475	847	1,259	847
John C. Solomon	1,139	563	743	563
Swanson	9,803	6,841	9,381	6,685

Total	$29,242	$18,345	$30,051	$21,987

Schedule of Roll Forward of Notes Outstanding

	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2021

Gross Notes outstanding, beginning of period	$20,636	$21,482	$21,482
Notes issued	1,303	7,876	6,330
Note repayments / redemptions	(1,590)	(8,722)	(6,213)

Gross Notes outstanding, end of period	$20,349	$20,636	$21,599

Less deferred financing costs, net	(383)	(367)	(407)

Notes outstanding, net	$19,966	$20,269	$21,192

	December 31, 2021	December 31, 2020

Gross notes outstanding, beginning of period	$21,482	$20,308
Notes issued	7,876	7,691
Note repayments / redemptions	(8,722)	(6,517)

Gross Notes outstanding, end of period	20,636	21,482

Less deferred financing costs, net	(367)	(416)

Notes outstanding, net	$20,269	$21,066

Schedule of Roll Forward of Deferred Financing Costs

The following is a roll forward of deferred financing costs:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2021

Deferred financing costs, beginning balance	$1,061	$942	$942
Additions	138	119	71
Deferred financing costs, ending balance	1,199	1,061	1,013
Less accumulated amortization	(816)	(694)	(606)
Deferred financing costs, net	$383	$367	$407

The following is a roll forward of deferred financing costs:

	December 31, 2021	December 31, 2020

Deferred financing costs, beginning balance	$942	$786
Additions	119	156
Deferred financing costs, ending balance	$1,061	$942
Less accumulated amortization	(694)	(526)
Deferred financing costs, net	$367	$416

Schedule of Roll Forward of Accumulated Amortization of Deferred Financing Costs

The following is a roll forward of the accumulated amortization of deferred financing costs:

	Six Months Ended June 30, 2022	Year Ended December 31, 2021	Six Months Ended June 30, 2021

Accumulated amortization, beginning balance	$694	$526	$526
Additions	122	168	80
Accumulated amortization, ending balance	$816	$694	$606

The following is a roll forward of the accumulated amortization of deferred financing costs:

	December 31, 2021	December 31, 2020

Accumulated amortization, beginning balance	$526	$370
Additions	168	165
Disposals	-	(9)
Accumulated amortization, ending balance	$694	$526

Schedule of Other Unsecured Loans

Our other unsecured debts are detailed below:

			Principal Amount Outstanding as of
Loan	Maturity Date	Interest Rate(1)	June 30, 2022	December 31, 2021
Unsecured Note with Seven Kings Holdings, Inc.	Demand(2)	9.5%	$500	$500
Unsecured Line of Credit from Swanson	July 2022	10.0%	-	159
Unsecured Line of Credit from Builder Finance, Inc.	January 2023	10.0%	750	750
Subordinated Promissory Note	April 2024	10.0%	100	100
Subordinated Promissory Note	August 2022	11.0%	200	200
Subordinated Promissory Note	February 2023	10.0%	600	600
Subordinated Promissory Note	June 2023	10.0%	400	400
Subordinated Promissory Note	March 2024	9.75%	500	-
Subordinated Promissory Note	December 2022	5.0%	3	3
Subordinated Promissory Note	December 2023	11.0%	20	20
Subordinated Promissory Note	February 2024	11.0%	20	20
Subordinated Promissory Note	January 2025	10.0%	15	15
Subordinated Promissory Note	January 2026	8.0%	10	-
Subordinated Promissory Note	November 2023	9.5%	200	200
Subordinated Promissory Note	October 2024	10.0%	700	700
Subordinated Promissory Note	December 2024	10.0%	100	100
Subordinated Promissory Note	April 2025	10.0%	202	202
Subordinated Promissory Note	July 2023	8.0%	100	100
Subordinated Promissory Note	July 2024	5.0%	-	1,500
Subordinated Promissory Note	September 2023	7.0%	94	94
Subordinated Promissory Note	October 2023	7.0%	100	100
Subordinated Promissory Note	December 2025	8.0%	180	180
Senior Subordinated Promissory Note	March 2026(3)	10.0%	-	334
Senior Subordinated Promissory Note	March 2026(3)	8.0%	375	-
Senior Subordinated Promissory Note	October 2024(4)	1.0%	720	720
Junior Subordinated Promissory Note	October 2024(4)	20.0%	447	447
			$6,336	$7,444

(1)	Interest rate per annum, based upon actual days outstanding and a 365/366-day year.

(2)	Due six months after lender gives notice.

(3)	Lender may require us to repay $20 of principal and all unpaid interest with 10 days’ notice.

(4)	These notes were issued to the same holder and, when calculated together, yield a blended return of 10% per annum.

Our other unsecured debts are detailed below:

			Principal Amount Outstanding as of
Loan	Maturity Date	Interest Rate(1)	December 31, 2021	December 31, 2020
Unsecured Note with Seven Kings Holdings, Inc.	Demand(2)	9.5%	$500	$500
Unsecured Line of Credit from Swanson	July 2022	6.0%	159	315
Unsecured Line of Credit from Builder Finance, Inc.	January 2023	10.0%	750	-
Subordinated Promissory Note	December 2021	10.5%	-	146
Subordinated Promissory Note	April 2024	10.0%	100	100
Subordinated Promissory Note	April 2021	10.0%	-	174
Subordinated Promissory Note	August 2022	11.0%	200	200
Subordinated Promissory Note	March 2023	11.0%	-	169
Subordinated Promissory Note	February 2023	10.0%	600	-
Subordinated Promissory Note	June 2023	10.0%	400	-
Subordinated Promissory Note	February 2021	11.0%	-	600
Subordinated Promissory Note	Demand	5.0%	-	-
Subordinated Promissory Note	December 2022	5.0%	3	3
Subordinated Promissory Note	December 2023	11.0%	20	20
Subordinated Promissory Note	February 2024	11.0%	20	20
Subordinated Promissory Note	January 2025	10.0%	15	-
Subordinated Promissory Note	November 2021	9.5%	-	200
Subordinated Promissory Note	November 2023	9.5%	200	-
Subordinated Promissory Note	October 2024	10.0%	700	700
Subordinated Promissory Note	December 2024	10%	100	100
Subordinated Promissory Note	April 2025	10.0%	202	-
Subordinated Promissory Note	July 2023	8.0%	100	-
Subordinated Promissory Note	July 2024	5.0%	1,500	-
Subordinated Promissory Note	September 2023	7.0%	94	-
Subordinated Promissory Note	October 2023	7.0%	100	-
Subordinated Promissory Note	December 2025	8.0%	180	-
Senior Subordinated Promissory Note	March 2022(3)	10.0%	334	352
Senior Subordinated Promissory Note	March 2022(4)	1.0%	-	728
Junior Subordinated Promissory Note	March 2022(4)	22.5%	-	417
Senior Subordinated Promissory Note	October 2024(5)	1.0%	720	720
Junior Subordinated Promissory Note	October 2024(5)	20.0%	447	447
			$7,444	$5,911

(1)	Interest rate per annum, based upon actual days outstanding and a 365/366-day year.

(2)	Due six months after lender gives notice.

(3)	Lender may require us to repay $20 of principal and all unpaid interest with 10 days’ notice.

(4)	These notes were issued to the same holder and, when calculated together, yield a blended rate of 11% per annum.

(5)	These notes were issued to the same holder and, when calculated together, yield a blended rate of 10% per annum.